CONDENSED, CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Deferred debt issue costs, accumulated amortization (in dollars)	$ 326,539	$ 310,371
Market Auction Preferred Stock, liquidation value (in dollars per share)	$ 100,000	$ 100,000
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, authorized shares	100,000,000	100,000,000
Common stock issued (in shares)	45,267,723	45,267,723
Common stock outstanding (in shares)	45,267,723	45,267,723
Series A
Market Auction Preferred Stock, shares issued	500	500
Market Auction Preferred Stock, shares outstanding	500	500
Series B
Market Auction Preferred Stock, shares issued	500	500
Market Auction Preferred Stock, shares outstanding	500	500
Cash and cash equivalents
Interest bearing accounts (in dollars)	3,207,173	2,964,136
Restricted cash
Interest bearing accounts (in dollars)	381,103	406,788
Secured debt financing
Deferred debt discount (in dollars)	14,143	15,125
Unsecured debt financing
Deferred debt discount (in dollars)	$ 34,799	$ 37,207